UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7739

Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)

50 Division Street, Somerville, NJ			08876
(Address of principal executive offices)			(Zip code)

David R. Loevner, President 50 Division Street, Somerville, NJ 08876
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(877) 435-8105

Date of fiscal year end:	10/31/2007

Date of reporting period:	04/30/2007

Item 1. Reports to Stockholders.

The semi-annual reports are attached.

Semi-Annual Report	April 30, 2007

HARDING • LOEVNER®

Family of Mutual Funds

• Institutional Emerging Markets Portfolio

• International Equity Portfolio Institutional Class

• Global Equity Portfolio Institutional Class

Harding, Loevner Funds, Inc.
P.O. Box 642, OPS 22
Boston, MA 02117-0642

1.877.435.8105 • www.hardingloevner.com

Harding, Loevner Funds, Inc.

Table of Contents

Expense Example	1
Statements of Net Assets
Institutional Emerging Markets Portfolio	2
International Equity Portfolio, Institutional Class	8
Global Equity Portfolio, Institutional Class	13
Statements of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	22
Notes to Financial Statements	25
Supplemental Information	32

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

Harding, Loevner Funds, Inc.

Expense Example

April 30, 2007 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2006 and held for the entire six month period from November 1, 2006 to April 30, 2007 for the International Equity Portfolio, Institutional Class, Institutional Emerging Markets Portfolio and Global Equity Portfolio, Institutional Class.

Actual Expenses

The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2006 to April 30, 2007)
Institutional Emerging Markets Portfolio
Actual	$1,000.00	$1,163.20	1.30%	$6.97
Hypothetical (5% annual return before expenses)	1,000.00	1,018.35	1.30%	6.51
International Equity Portfolio, Institutional Class
Actual	$1,000.00	$1,124.30	0.99%	$5.20
Hypothetical (5% annual return before expenses)	1,000.00	1,019.86	0.99%	4.94
Global Equity Portfolio, Institutional Class
Actual	$1,000.00	$1,117.10	1.25%	$6.56
Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	1.25%	6.26

*          Expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

1

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2007 (unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	0.6%
Airlines	0.8
Automotive	1.7
Banks	14.9
Beverages, Food & Tobacco	4.3
Building Materials	2.1
Chemicals	3.2
Commercial Services & Supplies	6.6
Communications	12.4
Computers & Information	0.6
Cosmetics & Personal Care	0.7
Electric Utilities	1.3
Electrical Equipment	10.2
Energy Equipment & Services	1.6
Financial Services	4.9
Forest Products & Paper	0.8
Home Construction, Furnishings & Appliances	3.5
Insurance	1.7
Medical Supplies	0.5
Metals & Mining	5.5
Oil & Gas	11.5
Pharmaceuticals	1.9
Real Estate	0.9
Retailers	3.5
Transportation	3.3
Total Investments	99.0
Other Assets Less Liabilities	1.0 *
Net Assets	100.0%

*          Breakout of other assets and liabilities may be found on page 7.

See Notes to Financial Statements

2

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2007 (unaudited)

	Shares	Value (1)
Common Stocks - 93.0%
Brazil - 8.8%
Aracruz Celulose SA - Sponsored ADR (Forest Products & Paper)	25,600	$1,407,744
Brazil Realty SA (Real Estate)	143,598	1,505,902
Companhia de Bebidas das Americas - Preferred ADR (Beverages, Food & Tobacco)	33,300	1,945,386
Companhia Vale do Rio Doce - ADR (Metals & Mining)	115,120	4,675,023
Embraer Aircraft Corp. - ADR (Aerospace & Defense)	21,600	1,013,256
Natura Cosmeticos SA (Cosmetics & Personal Care)	98,000	1,153,168
Petroleo Brasileiro SA - ADR (Oil & Gas)	27,799	2,814,093
Wilson Sons Ltd. - GDR (Commercial Services & Supplies)	36,248	428,316
		14,942,888
Chile - 1.7%
Banco Santander - ADR (Banks)	33,336	1,646,798
Lan Airlines SA - Sponsored ADR (Airlines)†	17,800	1,302,070
		2,948,868
China - 9.9%
ASM Pacific Technology Ltd. (Electrical Equipment)	279,000	1,762,749
China Merchants Holdings International Co., Ltd. (Transportation)	489,000	2,169,000
China Mobile Ltd. - Sponsored ADR (Communications)	66,449	2,990,869
China Petroleum & Chemical Corp. - ADR (Oil & Gas)†	31,120	2,713,975
China Resources Enterprise (Financial Services)	660,000	2,214,998
China Shenhua Energy Co., Ltd. - Class H (Energy Equipment & Services)	1,107,000	2,745,550
Datang International Power Generation Co., Ltd. (Electric Utilities)	1,939,800	2,213,630
		16,810,771
Colombia - 0.7%
BanColombia SA - Sponsored ADR (Banks)	44,670	1,253,440
Czech Republic - 1.1%
Zentiva BV (Pharmaceuticals)	25,350	1,827,856
Egypt - 3.5%
Orascom Construction Industries (Commercial Services & Supplies)	26,170	3,053,626
Orascom Telecom Holding SAE - GDR (Communications)†	41,999	2,813,833
		5,867,459
Hong Kong - 0.2%
Wumart Stores Inc. - Class H (Retailers)#*	463,200	367,722
India - 7.0%
Bajaj Auto Ltd. (Automotive)	18,020	1,063,403
Bharti Tele-Ventures Ltd. (Communications)#*	213,850	4,210,545
Container Corp. of India Ltd. (Transportation)	24,059	1,204,978
Gujarat Ambuja Cements Ltd. (Building Materials)	493,500	1,413,166

See Notes to Financial Statements

3

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2007 (unaudited) (continued)

India (continued)
HDFC Bank Ltd. - ADR (Banks)	26,053	$1,892,229
ICICI Bank Ltd. (Banks)	105,100	2,188,315
		11,972,636
Indonesia - 3.1%
Perusahaan Gas Negara PT (Oil & Gas)	777,200	888,734
PT Bank Danamon Indonesia Tbk (Banks)	2,413,000	1,697,752
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	59,030	2,711,248
		5,297,734
Israel - 2.0%
Israel Chemicals Ltd. (Chemicals)	443,430	3,385,360
Malaysia - 2.4%
IOI Corp. Berhad (Chemicals)	283,500	2,073,808
Sime Darby Berhad (Commercial Services & Supplies)	749,000	2,002,053
		4,075,861
Mexico - 8.6%
America Movil SA de CV, Series L - ADR (Communications)	81,850	4,299,580
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	587,080	2,552,149
Grupo Modelo SA de CV, Series C (Beverages, Food & Tobacco)	328,200	1,691,660
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)*	814,000	3,400,369
Wal-Mart de Mexico SA de CV - ADR (Retailers)	68,815	2,706,941
		14,650,699
Philippines - 0.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	12,955	691,927
Poland - 2.9%
Bank Pekao SA (Banks)	23,440	2,186,719
Central European Distribution Corp. (Commercial Services & Supplies)*	58,900	1,752,275
Polski Koncern Naftowy Orlen SA (Oil & Gas)*	63,840	1,040,165
		4,979,159
Russia - 10.1%
Evraz Group SA, GDR, Reg S (Metals & Mining)	23,200	808,261
Lukoil - Sponsored ADR (Oil & Gas)	46,328	3,706,240
Mobile TeleSystems (Communications)	161,900	1,529,955
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	114,850	4,503,091
Pyaterochka Holding NV, GDR (Beverages, Food & Tobacco)*	64,720	1,957,008
Sberbank of Russia (Banks)	1,197	4,746,105
		17,250,660
South Africa - 9.7%
Aspen Pharmacare Holdings Ltd. (Medical Supplies)*	158,180	862,793
Bidvest Group Ltd. (Commercial Services & Supplies)	84,357	1,756,230

See Notes to Financial Statements

4

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2007 (unaudited) (continued)

South Africa (continued)
Impala Platinum Holdings, Ltd. (Metals & Mining)	122,624	$3,941,759
Pretoria Portland Cement Co., Ltd. (Building Materials)	32,795	2,236,691
SABMiller plc (Beverages, Food & Tobacco)	73,100	1,733,595
Sasol Ltd. (Oil & Gas)	72,880	2,501,337
Standard Bank Group Ltd. (Banks)	59,470	929,078
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances)	713,067	2,514,883
		16,476,366
South Korea - 11.6%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Commercial Services & Supplies)	55,630	2,249,232
Hankook Tire Co., Ltd. (Automotive)	104,700	1,916,014
Hynix Semiconductor, Inc. (Electrical Equipment)*	50,830	1,739,667
Kookmin Bank - ADR (Banks)	26,873	2,413,733
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	4,901	1,142,456
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	14,780	4,515,703
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	16,120	2,858,845
Shinsegae Co., Ltd. (Retailers)	4,310	2,926,719
		19,762,369
Taiwan - 5.3%
Advantech Co., Ltd. (Computers & Information)	329,778	968,044
Delta Electronics (Electrical Equipment)	746,600	2,330,477
Hon Hai Precision Industry Co., Ltd. (Electrical Equipment)	490,400	3,231,460
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	1,260,555	2,573,190
		9,103,171
Thailand - 1.1%
Siam Commercial Bank-Alien (Banks)	1,014,170	1,939,391
Turkey - 1.0%
Turkiye Is Bankasi (Banks)	363,071	1,715,965
United Kingdom - 0.8%
Hikma Pharmaceuticals plc (Pharmaceuticals)	183,620	1,391,655
United States - 1.1%
NII Holdings, Inc. (Communications)*	23,590	1,810,533
Total Common Stocks (Cost $132,051,228)		158,522,490
Preferred Stocks - 3.8%
Brazil - 3.0%
All America Latina Logistica SA (Transportation)	189,062	2,207,942
Banco Itau Holding Financeria SA - ADR (Banks)	74,044	2,856,617
		5,064,559
Russia - 0.8%
Transneft (Oil & Gas)	799	1,478,150
Total Preferred Stocks (Cost $5,333,995)		6,542,709

See Notes to Financial Statements

5

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2007 (unaudited) (continued)

Short Term Investments - 1.4%	Face Amount	Value (1)
Federal Home Loan Bank, 5.124%, due 06/12/07††	$309,723	309,723
Federal Home Loan Bank, 5.13%, due 05/25/07††	310,555	310,555
Federal Home Loan Bank, 5.131%, due 06/22/07††	371,138	371,138
Federal Home Loan Bank, 5.142%, due 05/09/07††	220,869	220,869
Federal Home Loan Mortgage Corporation, 5.129%, due 06/04/07††	465,042	465,042
Federal Home Loan Mortgage Corporation, 5.151%, due 06/05/07††	464,898	464,898
Federal Home Loan Mortgage Corporation, 5.184%, due 06/25/07††	155,897	155,897
Total Short Term Investments (Cost $2,298,122)		2,298,122
Repurchase Agreement - 0.8%
Morgan Stanley Repurchase Agreement, 5.303%, due 05/01/07 in the amount of $1,312,837; issued 04/30/07 (collateralized by $5,648,609 par of FHLB and FHLMC, 0.00% due 06/15/07-05/30/36, with an aggregate market value of $1,312,839. (Cost $1,287,095)††	1,287,095	1,287,095
Total Investments - 99.0% (Cost $140,970,440)		$168,650,416

See Notes to Financial Statements

6

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2007 (unaudited) (continued)

Value (1)
Other Assets, Net of Liabilities - 1%
Cash	$2,084,964
Receivable for securities sold	1,811,324
Dividends and interest receivable	381,072
Foreign currency (cost $55,775)	55,678
Receivable for fund shares sold	2,700,000
Tax reclaim receivable	692
Prepaid expenses	1,242
Collateral for securities loaned	(3,585,217)
Payable to investment advisor	(149,973)
Payable for securities purchased	(1,445,100)
Other liabilities	(96,368)
1,758,314
Net Assets - 100%
Applicable to 10,932,315 outstanding $.001 par value shares (authorized 500,000,000 shares)	$170,408,730
Net Asset Value, Offering and Redemption Price Per Share	$15.59
Components of Net Assets as of April 30, 2007 were as follows:
Paid-in capital	$142,833,760
Accumulated undistributed net investment income	339,579
Accumulated undistributed net realized loss on investments and foreign currency-related transactions	(417,977)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	27,653,368
$170,408,730

Summary of Abbreviations

ADR	American Depository Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933
(1)	See Note 2 to Financial Statements
#	Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.
*	Non-income producing security.
†

All or a portion of this security was out on loan at April 30, 2007; the value of the securities loaned amounted to $3,468,771. The value of collateral amounted to $3,585,217 which consisted of cash equivalents.

††	Represents investments of security lending collateral.

See Notes to Financial Statements

7

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2007 (unaudited)

Industry	Percentage of Net Assets
Banks	12.8%
Beverages, Food & Tobacco	13.5
Building Materials	1.9
Chemicals	5.1
Commercial Services & Supplies	7.8
Communications	3.1
Computer Software & Processing	2.8
Computers & Information	0.9
Electrical Equipment	14.8
Financial Services	14.2
Health Care Providers & Services	2.3
Heavy Machinery	4.7
Insurance	1.7
Medical Supplies	4.4
Oil & Gas	10.3
Pharmaceuticals	3.0
Real Estate	2.2
Retailers	2.0
Total Investments	107.5
Other Assets Less Liabilities	(7.5)*
Net Assets	100.0%

*          Breakout of other assets and liabilities may be found on page 12.

See Notes to Financial Statements

8

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2007 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 96.7%
Austria - 2.1%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	100,470	$8,057,838
Bermuda - 2.7%
Bunge Ltd. (Beverages, Food & Tobacco)†	134,030	10,154,113
Canada - 4.3%
EnCana Corp. (Oil & Gas)	151,582	7,950,476
Imperial Oil Ltd. (Oil & Gas)	214,490	8,157,055
		16,107,531
France - 10.5%
Air Liquide (Chemicals)	46,292	11,474,879
Dassault Systemes SA (Computer Software & Processing)	176,600	10,482,685
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	67,300	7,836,515
Schneider Electric SA (Electrical Equipment)†	68,660	9,672,342
		39,466,421
Germany - 3.6%
Fresenius AG (Health Care Providers & Services)	64,420	5,361,900
Qiagen NV (Commercial Services & Supplies)*†	471,250	8,401,487
		13,763,387
Hong Kong - 2.7%
Hutchison Whampoa Ltd. (Commercial Services & Supplies)	544,000	5,232,838
Li & Fung Ltd. (Commercial Services & Supplies)	1,670,200	5,141,711
		10,374,549
India - 1.3%
HDFC Bank Ltd. (Banks)	199,850	4,955,980
Indonesia - 1.0%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	84,710	3,890,730
Ireland - 2.0%
CRH PLC (Building Materials)	168,302	7,358,834
Japan - 17.8%
Fanuc Ltd. (Electrical Equipment)	73,100	7,153,258
Hirose Electronics Co., Ltd. (Electrical Equipment)	39,000	4,745,239
Hoya Corp. (Electrical Equipment)	192,900	5,921,160
JSR Corp. (Chemicals)	350,300	7,845,590
Keyence Corp. (Electrical Equipment)	35,365	7,870,927
Kubota Corp. (Heavy Machinery)	773,300	7,290,739
Monex Beans Holdings Inc. (Computers & Information)	4,200	3,535,705
Nomura Holdings Inc. (Financial Services)	375,400	7,230,110
Sumitomo Realty & Development Co., Ltd. (Real Estate)	223,000	8,221,909
Yokogawa Electric Corp. (Electrical Equipment)	500,400	7,358,023
		67,172,660
Mexico - 4.1%
America Movil SA de CV, Series L - ADR (Communications)	149,900	7,874,246
Wal-Mart de Mexico SA de CV - ADR (Retailers)	191,880	7,547,888
		15,422,134
Netherlands - 1.9%
Royal Numico NV (Beverages, Food & Tobacco)†	132,300	7,306,883

9

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2007 (unaudited) (continued)

Poland - 1.4%
Bank Pekao SA - GDR (Banks)†	56,050	$5,184,625
Russia - 1.4%
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	130,500	5,116,703
Singapore - 1.2%
DBS Group Holdings Ltd. (Banks)	315,083	4,367,420
South Africa - 1.9%
Sasol Ltd. (Oil & Gas)	213,100	7,313,870
South Korea - 1.7%
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	21,230	6,486,358
Spain - 2.6%
Banco Santander Central Hispano SA (Banks)	543,200	9,683,201
Sweden - 5.2%
Atlas Copco AB - Class A (Heavy Machinery)	274,900	10,434,947
Skandinaviska Enskilda Banken AB, Class A (Banks)	247,800	9,056,348
		19,491,295
Switzerland - 14.5%
Alcon Inc. (Medical Supplies)	56,650	7,643,784
Nestle SA - ADR (Beverages, Food & Tobacco)†	114,820	11,412,304
Nobel Biocare Holding AG (Medical Supplies)†	24,320	8,779,394
Roche Holding AG - Genusschein (Pharmaceuticals)	59,290	11,184,472
Swiss Re - Registered (Insurance)	69,500	6,552,459
UBS AG - Registered (Financial Services)	143,180	9,279,778
		54,852,191
Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	3,214,203	6,561,201
United Kingdom - 11.1%
BG Group PLC (Oil & Gas)	706,750	10,199,851
Standard Chartered plc (Banks)	225,490	6,990,249
Tesco PLC (Beverages, Food & Tobacco)	919,370	8,448,470
Unilever PLC (Beverages, Food & Tobacco)	180,535	5,650,317
WPP Group PLC (Commercial Services & Supplies)	718,530	10,639,733
		41,928,620
Total Common Stocks (Cost $214,101,456)		365,016,544
Preferred Stocks - 0.9%
Germany - 0.9%
Fresenius AG (Health Care Providers & Services)	41,300	3,492,818
Total Preferred Stocks (Cost $2,977,497)		3,492,818

10

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2007 (unaudited) (continued)

Short Term Investments - 6.3%	Face Amount	Value (1)
Federal Home Loan Bank, 5.124%, due 06/12/07††	$3,216,597	$3,216,597
Federal Home Loan Bank, 5.13%, due 05/25/07††	3,225,246	3,225,246
Federal Home Loan Bank, 5.131%, due 06/22/07††	3,854,423	3,854,423
Federal Home Loan Bank, 5.142%, due 05/09/07††	2,293,820	2,293,820
Federal Home Loan Mortgage Corporation, 5.129%, due 06/04/07††	4,829,649	4,829,649
Federal Home Loan Mortgage Corporation, 5.151%, due 06/05/07††	4,828,160	4,828,160
Federal Home Loan Mortgage Corporation, 5.184%, due 06/25/07††	1,619,058	1,619,058
Total Short Term Investments (Cost $23,866,953)		23,866,953
Repurchase Agreement - 3.6%
Morgan Stanley Repurchase Agreement, 5.303%, due 5/1/2007 in the amount of $13,634,357; issued 4/30/2007 (collateralized by $58,663,158 par of FHLB and FHLMC, 0.00% due 06/15/07-05/30/36 with an aggregate market value of $13,634,380) (Cost $13,367,017)††	13,367,017	13,367,017
Total Investments - 107.5% (Cost $254,312,923)		$405,743,332

11

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2007 (unaudited) (continued)

Value (1)
Liabilities, Net of Other Assets - (7.5)%
Receivable for securities sold	$12,280,739
Dividends and interest receivable	1,360,492
Foreign currency (cost $25,042)	24,939
Receivable for fund shares sold	5,379
Tax reclaim receivable	184,768
Prepaid expenses	5,985
Collateral for securities loaned	(37,233,970)
Payable for distribution fees	(7,315)
Payable for fund shares redeemed	(36,821)
Payable to investment advisor	(248,274)
Payable for securities purchased	(3,399,989)
Demand note payable	(1,029,921)
Other liabilities	(101,927)
(28,195,915)
Net Assets - 100%
Investor Class
Applicable to 703,841 outstanding $.001 par value shares (authorized 250,000,000 shares)	$13,706,088
Net Asset Value, Offering Price and Redemption Price Per Share	$19.47
Institutional Class
Applicable to 18,663,767 outstanding $.001 par value shares (authorized 250,000,000 shares)	$363,841,329
Net Asset Value, Offering Price and Redemption Price Per Share	$19.49
Components of Net Assets as of April 30, 2007 were as follows:
Paid-in capital	$203,690,631
Accumulated undistributed net investment income	1,030,278
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	21,440,296
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	151,386,212
$377,547,417

Summary of Abbreviations

ADR	American Depository Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933
(1)	See Note 2 to Financial Statements
*	Non-income producing security.
†

All or a portion of this security was out on loan at April 30, 2007; the value of the securities loaned amounted to $35,671,502. The value of collateral amounted to $37,233,970 which consisted of cash equivalents.

††	Represents investments of security lending collateral.

See Notes to Financial Statements

12

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2007 (unaudited)

Industry	Percentage of Net Assets
Banks	7.4%
Beverages, Food & Tobacco	4.3
Chemicals	5.4
Commercial Services & Supplies	4.0
Communications	8.8
Computer Software & Processing	3.7
Computers & Information	2.5
Cosmetics & Personal Care	4.6
Electrical Equipment	11.0
Financial Services	9.5
Heavy Machinery	2.5
Industrial - Diversified	4.5
Insurance	3.7
Media	3.9
Medical Supplies	4.7
Metals & Mining	2.9
Oil & Gas	9.8
Pharmaceuticals	7.8
Real Estate	1.7
Retailers	1.4
Transportation	2.6
Total Investments	106.7
Other Assets Less Liabilities	(6.7)*
Net Assets	100.0%

*          Breakout of other assets and liabilities may be found on page 17.

See Notes to Financial Statements

13

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2007 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 99.0%
Australia - 2.9%
Rio Tinto Ltd. (Metals & Mining)	14,960	$1,019,369
Austria - 1.1%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	4,900	392,987
Canada - 1.9%
EnCana Corp. (Oil & Gas)	12,400	650,380
China - 2.7%
China Merchants Holdings International Co., Ltd. (Transportation)	208,000	922,601
Egypt - 0.9%
Orascom Telecom Holding SAE - GDR (Communications)	4,850	324,938
France - 10.1%
Air Liquide (Chemicals)	1,905	472,212
Dassault Systemes SA (Computer Software & Processing)	10,650	632,166
L’Oreal SA (Cosmetics & Personal Care)†	6,920	829,335
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	3,314	385,887
Schlumberger Ltd. (Oil & Gas)	16,400	1,210,812
		3,530,412
Germany - 2.2%
Qiagen NV (Commercial Services & Supplies)*†	43,900	782,653
Hong Kong - 1.8%
Li & Fung Ltd. (Commercial Services & Supplies)	201,800	621,241
Indonesia - 1.5%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	11,500	528,195
Japan - 11.6%
Fanuc Ltd. (Electrical Equipment)	3,100	303,353
Hirose Electronics Co., Ltd. (Electrical Equipment)	2,400	292,015
JSR Corp. (Chemicals)	28,800	645,027
Keyence Corp. (Electrical Equipment)	4,160	925,860
Monex Beans Holdings Inc. (Computers & Information)	370	311,479
Nomura Holdings Inc. (Financial Services)	33,900	652,906
Sumitomo Realty & Development Co., Ltd. (Real Estate)	16,000	589,913
Yokogawa Electric Corp. (Electrical Equipment)	23,000	338,199
		4,058,752
Mexico - 2.1%
America Movil SA de CV, Series L - ADR (Communications)	13,700	719,661
South Africa - 1.2%
Sasol Ltd. (Oil & Gas)	12,440	426,957

See Notes to Financial Statements

14

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2007 (unaudited) (continued)

South Korea - 1.8%
Kookmin Bank - ADR (Banks)	3,900	$350,298
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	940	287,196
		637,494
Spain - 1.3%
Bankinter SA (Banks)	5,400	466,992
Switzerland - 8.1%
Alcon Inc. (Medical Supplies)†	3,900	526,227
Nestle SA - ADR (Beverages, Food & Tobacco)†	6,820	677,860
Novartis AG - Registered (Pharmaceuticals)	6,920	402,843
Roche Holding AG - Genusschein (Pharmaceuticals)	2,100	396,144
Swiss Re - Registered (Insurance)	4,700	443,116
Synthes Inc. (Medical Supplies)	2,800	366,449
		2,812,639
United Kingdom - 3.9%
Pearson plc (Media)	28,800	492,410
Standard Chartered plc (Banks)	27,700	858,707
		1,351,117
United States - 43.9%
3M Co. (Industrial - Diversified)	11,780	975,031
Abbott Laboratories (Pharmaceuticals)	13,100	741,722
Air Products & Chemicals Inc. (Chemicals)	4,500	344,250
American International Group (Insurance)	12,100	845,911
Analog Devices (Electrical Equipment)	17,400	671,988
Automatic Data Processing Inc. (Computer Software & Processing)	7,720	345,547
Caterpillar Inc. (Heavy Machinery)	12,000	871,440
Cisco Systems Inc. (Communications)*	36,700	981,358
Colgate-Palmolive Co. (Cosmetics & Personal Care)	11,400	772,236
eBay Inc. (Computers & Information)*	16,050	544,737
Electronic Arts Inc. (Computer Software & Processing)*	6,100	307,501
Emerson Electric Co. (Electrical Equipment)	21,500	1,010,285
Exxon Mobil Corp. (Oil & Gas)	14,050	1,115,289
Genentech Inc. (Pharmaceuticals)*	3,600	287,964
General Electric Co. (Industrial - Diversified)	16,400	604,504
Medco Health Solutions Inc. (Pharmaceuticals)*	11,439	892,471
Medtronic Inc. (Medical Supplies)	14,450	764,839
Praxair Inc. (Chemicals)	6,600	426,030
Qualcomm Inc. (Communications)	11,600	508,080
The Coca-Cola Company (Beverages, Food & Tobacco)	8,130	424,305
Viacom Inc., Class B (Media)*	20,875	861,094
Walgreen Co. (Retailers)	11,250	493,875
Wells Fargo & Co. (Banks)	14,400	516,816
		15,307,273
Total Common Stocks (Cost $22,643,709)		34,553,661

See Notes to Financial Statements

15

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2007 (unaudited) (continued)

	Face
Short Term Investments - 4.9%	Amount	Value (1)
Federal Home Loan Bank, 5.124%, due 06/12/07††	$230,075	230,075
Federal Home Loan Bank, 5.13%, due 05/25/07††	230,693	230,693
Federal Home Loan Bank, 5.131%, due 06/22/07††	275,696	275,696
Federal Home Loan Bank, 5.142%, due 05/09/07††	164,071	164,071
Federal Home Loan Mortgage Corporation, 5.129%, due 06/04/07††	345,452	345,452
Federal Home Loan Mortgage Corporation, 5.151%, due 06/05/07††	345,345	345,345
Federal Home Loan Mortgage Corporation, 5.184%, due 06/25/07††	115,807	115,807
Total Short Term Investments (Cost $1,707,139)		1,707,139

Repurchase Agreement - 2.8%
Morgan Stanley Repurchase Agreement, 5.303%, due 05/01/07 in the amount of $975,229; issued 04/30/07 (collateralized by $4,196,018 par of FHLB and FHLMC 0.00% due 06/15/07-05/30/36, with an aggregate market value of $975,231) (Cost $956,107)††	956,107	956,107
Total Investments - 106.7% (Cost $25,306,955)		$37,216,907

See Notes to Financial Statements

16

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2007 (unaudited) (continued)

Value (1)
Liabilities, Net of Other Assets - (6.7)%
Cash	$313,520
Dividends and interest receivable	80,768
Foreign currency (cost $10,338)	10,339
Tax reclaim receivable	6,324
Prepaid expenses	529
Collateral for securities loaned	(2,663,246)
Payable to investment advisor	(24,435)
Payable for securities purchased	(17)
Other liabilities	(47,016)
(2,323,234)
Net Assets - 100%
Institutional Class
Applicable to 1,403,926 outstanding $.001 par value shares (authorized 250,000,000 shares)	$34,893,673
Net Asset Value, Offering Price and Redemption Price Per Share	$24.85
Components of Net Assets as of April 30, 2007 were as follows:
Paid-in capital	$21,782,535
Accumulated undistributed net investment income	39,927
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	1,161,346
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	11,909,865
$34,893,673

Summary of Abbreviations

ADR	American Depository Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933
(1)	See Note 2 to Financial Statements
*	Non-income producing security.
†

All or a portion of this security was out on loan at April 30, 2007; the value of the securities loaned amounted to $2,557,476. The value of collateral amounted to $2,663,246 which consisted of cash equivalents.

††	Represents investments of security lending collateral.

See Notes to Financial Statements

17

Harding, Loevner Funds, Inc.

Statements of Operations

Six Months Ended April 30, 2007 (unaudited)

	Institutional Emerging	International	Global
	Markets	Equity	Equity
	Portfolio	Portfolio	Portfolio
Investment Income
Interest	$53,733	$181,395	$5,440
Dividends (net of foreign withholding taxes of $124,491, $321,343, and $12,498 respectively)	1,193,090	2,671,780	234,430
Securities lending income	7,766	38,596	3,084
Total investment income	1,254,589	2,891,771	242,954
Expenses
Investment advisory fees (Note 3)	839,752	1,403,856	162,407
Administration fees (Note 3)	33,000	108,875	11,680
Distribution fees, Investor Class	—	14,595	—
Custodian and accounting fees (Note 3)	118,995	146,339	27,215
Directors’ fees and expenses (Note 3)	2,886	10,240	894
Shareholder record keeping fees	13,842	35,994	16,268
Printing and postage fees	9,996	34,669	4,069
State registration filing fees	3,889	19,710	4,469
Professional fees	17,211	36,476	11,052
Other fees and expenses	7,547	50,849	2,261
Total expenses	1,047,118	1,861,603	240,315
Waiver of investment advisory fee (Note 3)	(173,777)	—	(37,305)
Net expenses	873,341	1,861,603	203,010
Net investment income	381,248	1,030,168	39,944
Realized and Unrealized Gain (Loss) (Note 4)
Net realized gain (loss) —
Investment transactions	501,703	22,339,227	1,211,279
Foreign currency transactions	(116,047)	(89,397)	(4,126)
Net realized gain	385,656	22,249,830	1,207,153
Change in unrealized appreciation (depreciation) —
Investments	18,835,481	20,797,113	2,406,504
Translation of assets and liabilities denominated in foreign currencies	(4,675)	(42,826)	(77)
Net change in unrealized appreciation	18,830,806	20,754,287	2,406,427
Net realized and unrealized gain	19,216,462	43,004,117	3,613,580
Net Increase in Net Assets Resulting from Operations	$19,597,710	$44,034,285	$3,653,524

See Notes to Financial Statements

18

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets

	Institutional Emerging Markets Portfolio
	Six Months
	Ended	Year Ended
	April 30,	October 31,
	2007	2006
	(unaudited)
Increase in Net Assets From Operations
Net investment income	$381,248	$383,821
Net realized gain (loss) on investments and foreign currency transactions	385,656	(1,009,149)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	18,830,806	8,847,776
Net increase in net assets resulting from operations	19,597,710	8,222,448
Distributions to Shareholders from:
Net investment income	(168,859)	(47,807)
Total distributions to shareholders	(168,859)	(47,807)
Transactions in Shares of Common Stock
Proceeds from sale of shares	64,986,254	72,745,861
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	129,641	47,807
Cost of shares redeemed	(66,000)	—
Net Increase in Net Assets from Fund Share Transactions	65,049,895	72,793,668
Net Increase in Net Assets	84,478,746	80,968,309
Net Assets
At beginning of period	85,929,984	4,961,675
At end of period	$170,408,730	$85,929,984
Accumulated Undistributed Net Investment Income Included in Net Assets	$339,579	$127,190

See Notes to Financial Statements

19

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets

	International Equity Portfolio
	Six Months
	Ended	Year Ended
	April 30, 2007	October 31,
	(unaudited)	2006
Increase in Net Assets From Operations
Net investment income	$1,030,168	$2,398,346
Net realized gain on investments and foreign currency transactions	22,249,830	26,617,595
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	20,754,287	48,831,422
Net increase in net assets resulting from operations	44,034,285	77,847,363
Distributions to Shareholders from:
Net investment income
Investor Class	(35,003)	(10,374)
Institutional Class	(1,773,830)	(1,514,373)
Net realized gain from investments and foreign currency-related transactions
Investor Class	(740,613)	(1,829)
Institutional Class	(24,669,178)	(252,725)
Total distributions to shareholders	(27,218,624)	(1,779,301)
Transactions in Shares of Common Stock
Proceeds from sale of shares
Investor Class	3,745,995	9,132,750
Institutional Class	12,749,321	49,366,216
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	723,002	10,881
Institutional Class	25,144,499	1,601,590
Cost of shares redeemed
Investor Class	(1,219,177)	(703,793)
Institutional Class	(34,261,471)	(82,366,219)
Redemption fees
Investor Class	0	1,097
Institutional Class	233	1,286
Net Increase (Decrease) in Net Assets from Fund Share Transactions	6,882,402	(22,956,192)
Net Increase in Net Assets	23,698,063	53,111,870
Net Assets
At beginning of period	353,849,354	300,737,484
At end of period	$377,547,417	$353,849,354
Accumulated Undistributed Net Investment Income Included in Net Assets	$1,030,278	$1,808,943

See Notes to Financial Statements

20

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets

	Global Equity Portfolio
	Six Months
	Ended	Year Ended
	April 30, 2007	October 31,
	(unaudited)	2006
Increase in Net Assets From Operations
Net investment income	$39,944	$105,817
Net realized gain on investments and foreign currency transactions	1,207,153	2,324,640
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	2,406,427	2,940,154
Net increase in net assets resulting from operations	3,653,524	5,370,611
Distributions to Shareholders from:
Net investment income
Institutional Class	(99,025)	(76,411)
Net realized gain from investments and foreign currency-related transactions
Institutional Class	(2,322,308)	(601,908)
Total distributions to shareholders	(2,421,333)	(678,319)
Transactions in Shares of Common Stock
Proceeds from sale of shares
Institutional Class	343,223	621,542
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	2,374,388	641,785
Cost of shares redeemed
Institutional Class	(161,753)	(167,212)
Net Increase in Net Assets from Fund Share Transactions	2,555,858	1,096,115
Net Increase in Net Assets	3,788,049	5,788,407
Net Assets
At beginning of period	31,105,624	25,317,217
At end of period	$34,893,673	$31,105,624
Accumulated Undistributed Net Investment Income Included in Net Assets	$39,927	$99,008

See Notes to Financial Statements

21

Harding, Loevner Funds, Inc.

Financial Highlights

	Institutional Emerging Markets Portfolio
	For the Six		For	For
	Months Ended		the Year	the Year
	April 30, 2007		Ended	Ended
	(Unaudited)		Oct. 31, 2006	Oct. 31, 2005(1)
Per Share Data
Net Asset Value, Beginning of Period	$13.42		$9.92	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	0.03		0.07	(0.00	)*
Net realized and unrealized gain (loss) on investments and
foreign currency-related transactions	2.16		3.45	(0.08)
Net increase (decrease) from investment operations	2.19		3.52	(0.08)
Distributions to Shareholders from:
Net investment income	(0.02)		(0.02)	—
Total distributions	(0.02)		(0.02)	—
Net Asset Value, End of Period	$15.59		$13.42	$9.92
Total Return	16.32	%(B)	35.38%	(0.70	)%(B)
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$170,409		$85,930	$4,962
Net expenses to average net assets	1.30	%(A)	1.30%	1.30	%(A)
Net investment income (loss) to average net assets	0.57	%(A)	0.88%	(0.19	)%(A)
Decrease reflected in above expense ratios due to expense reductions	0.26	%(A)	0.51%	20.02	%(A)
Portfolio turnover rate	12	%(B)	38%	1	%(B)

(1)	For the period from October 17, 2005 (commencement of operations) through October 31, 2005.
*	Rounds to less than $0.01.
(A)	Annualized.
(B)	Not Annualized.

See Notes to Financial Statements

22

Harding, Loevner Funds, Inc.

Financial Highlights

	International Equity Portfolio - Institutional Class
	For the Six		For	For	For	For	For
	Months Ended		the Year	the Year	the Year	the Year	the Year
	April 30, 2007		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		Oct. 31, 2006	Oct. 31, 2005	Oct. 31, 2004	Oct. 31, 2003	Oct. 31, 2002
Per Share Data
Net Asset Value, Beginning of Period	$18.68		$14.90	$12.41	$11.30	$9.58	$10.55
Increase (Decrease) in Net Assets from Operations
Net investment income	0.06		0.12 (1)	0.13	0.11	0.11	0.07
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.19		3.75	2.42	1.07	1.65	(1.01)
Net increase (decrease) from investment operations	2.25		3.87	2.55	1.18	1.76	(0.94)
Distributions to Shareholders from:
Net investment income	(0.10)		(0.08)	(0.06)	(0.07)	(0.04)	(0.03)
Net realized gain from investments and foreign currency-related transactions	(1.34)		(0.01)	—	—	—	—
Total distributions	(1.44)		(0.09)	(0.06)	(0.07)	(0.04)	(0.03)
Net Asset Value, End of Period	$19.49		$18.68	$14.90	$12.41	$11.30	$9.58
Total Return	12.43	%(B)	26.06%	20.58%	10.46%	18.49%	(8.92)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$363,841		$343,965	$300,227	$315,420	$350,020	$289,000
Net expenses to average net assets	0.99	%(A)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income to average net assets	0.56	%(A)	0.69%	0.77%	0.81%	1.10%	0.70%
Decrease reflected in above expense ratios due to expense reductions	—	(A)	0.01%	0.05%	0.09%	0.06%	0.06%
Portfolio turnover rate	13	%(B)	35%	38%	37%	58%	45%

(1)	Computed using average shares outstanding throughout the year.
(A)	Annualized.
(B)	Not Annualized.

See Notes to Financial Statements

23

Harding, Loevner Funds, Inc.

Financial Highlights

	Global Equity Portfolio - Institutional Class
	For the Six		For	For	For	For	For
	Months Ended		the Year	the Year	the Year	the Year	the Year
	April 30, 2007		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		Oct. 31, 2006	Oct. 31, 2005	Oct. 31, 2004	Oct. 31, 2003	Oct. 31, 2002
Per Share Data
Net Asset Value, Beginning of Period	$24.04		$20.36	$17.17	$16.45	$13.28	$15.08
Increase (Decrease) in Net Assets from Operations
Net investment income	0.03		0.08	0.09	0.05	0.09	0.05
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.66		4.14	3.12	0.74	3.11	(1.79)
Net increase (decrease) from investment operations	2.69		4.22	3.21	0.79	3.20	(1.74)
Distributions to Shareholders from:
Net investment income	(0.08)		(0.06)	(0.02)	(0.07)	(0.03)	(0.00)*
Net realized gain from investments and foreign currency-related transactions	(1.80)		(0.48)	—	—	—	(0.06)
Total distributions	(1.88)		(0.54)	(0.02)	(0.07)	(0.03)	(0.06)
Net Asset Value, End of Period	$24.85		$24.04	$20.36	$17.17	$16.45	$13.28
Total Return	11.71	%(B)	21.08%	18.72%	4.78%	24.19%	(11.59)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,894		$31,106	$25,317	$25,770	$26,568	$19,732
Net expenses to average net assets	1.25	%(A)	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income to average net assets	0.25	%(A)	0.37%	0.44%	0.27%	0.70%	0.38%
Decrease reflected in above expense ratios due to expense reductions	0.23	%(A)	0.35%	0.36%	0.18%	0.12%	0.19%
Portfolio turnover rate	8	%(B)	27%	35%	29%	68%	55%

*	Rounds to less than $0.01.
(A)	Annualized.
(B)	Not Annualized.

See Notes to Financial Statements

24

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2007 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended, as an open-end diversified management investment company. The Fund currently has five Portfolios (individually, “Portfolio”), all of which were active as of April 30, 2007: Emerging Markets Portfolio (“Emerging Markets”); Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”); International Equity Portfolio (“International Equity”); Global Equity Portfolio (“Global Equity”), and International Small Companies Portfolio (“International Small Companies”). The Institutional Emerging Markets, International Equity, and Global Equity (collectively, “Portfolios”) are presented hereinafter. The investment objective of each Portfolio is as follows: Institutional Emerging Markets—to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; International Equity—to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity—to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.

Institutional Emerging Markets commenced operations on October 17, 2005. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.’s Global Equity L.P., a limited partnership, in a tax-free reorganization. International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding, Loevner Management, L.P.’s AMT Capital Fund, Inc. Effective August 5, 2005, International Equity launched the Investor Class Shares and converted existing shareholders to the Institutional Class. Investor Class of International Equity commenced operations on September 30, 2005. Investor Class of International Small Companies commenced operations on March 26, 2007.  Effective August 5, 2005, Global Equity launched the Investor Class shares and converted existing shareholders to the Institutional Class. Investor Class of Global Equity and Institutional Class of International Small Companies have not yet commenced operations.

The Fund is managed by Harding, Loevner Management, L.P. (the “Investment Advisor”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board of Directors (the “Board”) of the Fund has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may

25

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

2. Summary of Significant Accounting Policies (continued)

be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the calculation of the Portfolio’s net asset value and such significant event has a material impact on the Portfolio’s net asset value per share (i.e. more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of April 30, 2007, there were two securities in the Portfolios which required valuation by the Board or its delegate. The Fund has implemented additional fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another additional fair valuation methodology is appropriate.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

Expenses

Expenses directly attributed to a specific Portfolio are charged to that Portfolio’s operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either equitably or based on their average daily net assets.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios  do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

26

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Security Lending

Each Portfolio is authorized to lend securities from its investment portfolio to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. The loans will be terminable at any time by the Fund and the relevant Portfolio will then receive the loaned securities within five days. During the period of such a loan, the Portfolio receives an agreed upon portion of the income on the loaned securities and/or a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is collateralized with securities rather than cash. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Although the fund is indemnified by IBT, which acts as the lending agent, should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers which are approved by the Board and are deemed by the Investment Advisor to be of good financial standing. A Portfolio may invest cash collateral it receives in connection with a loan of securities in securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios’ investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law. Net amounts earned from security lending activities are disclosed on the Statement of Operations. Amounts loaned and held as collateral are disclosed on the Statement of Net Assets.

3. Significant Agreements and Transactions with Affiliates

The Board has approved investment advisory agreements (the “Agreements”) with the Investment Advisor. The advisory fees are computed daily at an annual rate of 1.25%, 0.75%, and 1.00% of the average daily net assets of Institutional Emerging Markets, International Equity and Global Equity.

The Investment Advisor has voluntarily agreed to reduce its fee to the extent that aggregate expenses (exclusive of brokerage commissions, other investment expenses, interest on borrowings, taxes and extraordinary expenses) exceed an annual rate of 1.30%, 1.00%, and 1.25%, respectively, of the average daily net assets of Institutional Emerging Markets, International Equity and Global Equity. For the period ended April 30, 2007, the Investment Advisor voluntarily waived $173,777, $0 and $37,305, respectively, of the Institutional Emerging Markets, International Equity, and Global Equity in investment advisory fees from the Portfolios.

In addition, the Fund has an administration agreement with Investors Bank & Trust Company (“IBT”), which provides certain accounting, clerical and bookkeeping services, corporate secretarial services, assistance in the preparation and filing of tax returns and reports to shareholders and the SEC, transfer agency services, chief compliance officer services, and the service of some IBT employees as officers serving the board of directors. Under this agreement, the Institutional Emerging Markets, International Equity and Global Equity incurred $171,334, $310,643 and $56,839, respectively for the period ended April 30, 2007.

IBT serves as transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios.

The Fund has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Funds’ shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses

27

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

3. Significant Agreements and Transactions with Affiliates (continued)

to the Fund arising from the intermediaries’ assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio is authorized to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries’ fees is paid by the Investment Advisor. Because of voluntary caps on the Portfolio’s fees and expenses, the Investment Advisor paid all or a portion of the Portfolio’s share of these fees during the period ended April 30, 2007.

4. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the period ended April 30, 2007, were as follows for each Portfolio:

	Purchase Cost of	Proceeds from Sales of
Portfolio	Investment Securities	Investment Securities
Institutional Emerging Markets	$77,113,743	$15,902,715
International Equity	46,211,410	66,629,792
Global Equity	2,617,162	2,486,363

The cost of investments for federal income tax purposes and the components of net unrealized appreciation on investments at April 30, 2007, for each of the Portfolios were as follows:

	Unrealized	Unrealized
Portfolio	Appreciation	Depreciation	Net	Cost
Institutional Emerging Markets	$28,594,026	$1,235,536	$27,358,490	$141,291,926
International Equity	153,056,596	2,161,684	150,894,912	254,848,420
Global Equity	12,017,777	153,569	11,864,208	25,352,699

5. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on April 30, 2007.

28

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

6. Capital Share Transactions

Transactions in capital stock for Institutional Emerging Markets were as follows for the periods indicated:

	Six Months Ended
	April 30, 2007		Year Ended
	(Unaudited)		October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	4,526,636	$64,986,254	5,897,077	$72,745,861
Shares issued upon reinvestment of dividends	8,966	129,641	4,242	47,807
	4,522,030	65,115,895	5,901,319	72,793,668
Shares redeemed	(4,606)	(66,000)	—	—
Net increase	4,530,996	$65,049,895	5,905,319	$72,793,668

Transactions in capital stock for International Equity Investor Class were as follows for the periods indicated:

	Six Months Ended
	April 30, 2007		Year Ended
	(Unaudited)		October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	199,667	$3,745,995	535,963	$9,132,750
Shares issued upon reinvestment of dividends	39,230	723,002	671	10,881
	238,897	4,468,997	536,634	9,143,631
Shares redeemed	(65,107)	(1,219,177)	(40,793)	(703,793)
Net increase	173,790	$3,249,820	495,841	$8,439,838

Transactions in capital stock for International Equity Institutional Class were as follows for the periods indicated:

	Six Months Ended
	April 30, 2007		Year Ended
	(Unaudited)		October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	670,717	$12,749,321	2,853,706	$49,366,216
Shares issued upon reinvestment of dividends	1,363,585	25,144,499	98,724	1,601,590
	2,034,302	37,893,820	2,952,430	50,967,806
Shares redeemed	(1,781,270)	(34,261,471)	(4,686,560)	(82,366,219)
Net increase (decrease)	253,032	$3,632,349	(1,734,130)	$(31,398,413)

Transactions in capital stock for Global Equity Institutional Class were as follows for the periods indicated:

	Six Months Ended
	April 30, 2007		Year Ended
	(Unaudited)		October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	14,232	$343,223	27,790	$621,542
Shares issued upon reinvestment of dividends	102,344	2,374,388	30,099	641,785
	116,576	2,717,611	57,889	1,263,327
Shares redeemed	(6,623)	(161,753)	(7,657)	(167,212)
Net increase	109,953	$2,555,858	50,232	$1,096,115

29

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

6. Capital Share Transactions (continued)

Redemptions made within 90 days of purchase maybe subject to a redemption fee equal to 2% of the amount redeemed. For the period ended April 30, 2007, International Equity—Institutional Class received $233 in redemption fees related to transactions in shares of common stock as disclosed in the Portfolios’ Statements of Changes in Net Assets.

7. Concentration of Ownership

At April 30, 2007, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio or for the share classes listed of each Portfolio was as follows:

	No. of	%
	Shareholders	Ownership
Institutional Emerging Markets Portfolio	4	59%
International Equity Portfolio, Institutional Class	2	34	%*
Global Equity Portfolio, Institutional Class	4	73	%**

*          Represents percentage ownership of Institutional Class only; these two shareholders owned approximately 34% of the portfolio’s net assets as a whole.

**    Represents omnibus position of broker-dealer representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

8. Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio may engage in repurchase transactions with parties selected on the basis of such party’s creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

9. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which International Equity, Institutional Emerging Markets and Global Equity are authorized to invest.

10. Line of Credit

The Fund participates in a $50 million line of credit agreement with IBT. Borrowings will be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate there is no assurance that an individual Portfolio will have access to the entire $50 million at any particular time. Borrowings for International Equity and Global Equity are limited to the lesser of the remaining available credit or 25% of net assets. Borrowings for Institutional Emerging Markets are limited to the lesser of the remaining available credit or 15% of net assets. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a commitment fee computed at an annual rate of 0.10% on the line of credit is allocated among the Portfolios. During the period ended April 30, 2007, Institutional Equity Portfolio had borrowings on two days, the maximum balance being $1,029,921.

30

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

11. Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109”. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will significantly impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

31

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios’ Form N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund’s proxy voting record relating to the Portfolios’ securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.hardingloevner.com and on the SEC’s website at www.sec.gov, on Form N-PX.

Proxy Voting Policies and Procedures

A description of the Fund proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC’s website at www.sec.gov.

32

HARDING, LOEVNER FUNDS, INC.

Officers, Directors and Other Pertinent Information

OFFICERS AND DIRECTORS

Jane A. Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

R. Kelly Doherty

Director of the Funds

Raymond J. Clark

Director of the Funds

David R. Loevner

Director, President and Chairman

of the Board of the Funds

Susan C. Mosher

Chief Compliance Officer and

Anti-Money Laundering

Compliance Officer of the Funds

Richard Reiter

Vice President

Puran Dulani

Chief Financial Officer and

Treasurer of the Funds

Brendan J. O’Neill

Assistant Treasurer of the Funds

Rainer L. C. Frost

Secretary of the Funds

Brian C. Poole

Assistant Secretary of the Funds

INVESTMENT ADVISOR

Harding, Loevner Management, L.P.

50 Division Street, Suite 401

Somerville, NJ 08876

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND FUND ACCOUNTING AGENT

State Street Bank & Trust Co.

OPS 22

One Lincoln Street

Boston, MA 02111

TRANSFER AND DIVIDEND DISBURSING AGENT

State Street Bank & Trust Co.

OPS 22

One Lincoln Street

Boston, MA 02111

LEGAL COUNSEL

Dechert LLP

30 Rockefeller Plaza

New York, NY 10112

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, PA 19103-2499

This report is intended for shareholders of Harding Loevner Funds. It may not be used as sales literature unless preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

HLFSANINST-G

Semi-Annual Report	April 30, 2007

HARDING • LOEVNER®

Family of Mutual Funds

• Emerging Markets Portfolio

• International Equity Portfolio Investor Class

• International Small Companies Portfolio

Harding, Loevner Funds, Inc.
P.O. Box 642, OPS 22
Boston, MA 02117-0642

1.877.435.8105 • www.hardingloevner.com

Harding, Loevner Funds, Inc.

Table of Contents

Expense Example	1
Statements of Net Assets
Emerging Markets Portfolio	3
International Equity Portfolio, Investor Class	9
International Small Companies	14
Statements of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	23
Notes to Financial Statements	26
Supplemental Information	33

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

Harding, Loevner Funds, Inc.

Expense Example

April 30, 2007 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2006 and held for the entire six month period from November 1, 2006 to April 30, 2007 for the Emerging Markets Portfolio, International Equity Portfolio, Investor Class and International Small Companies from March 26, 2007 to April 30, 2007.

Actual Expenses

The first line under each Porfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value Nov 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio	Expenses Paid During Period* (Nov 1, 2006 to April 30, 2007)
Emerging Markets Portfolio
Actual	$1,000.00	$1,161.20	1.57%	$8.42
Hypothetical (5% annual return before expenses)	1,000.00	1,017.00	1.57%	7.86
International Equity Portfolio, Investor Class
Actual	$1,000.00	$1,123.20	1.24%	$6.52
Hypothetical (5% annual return before expenses)	1,000.00	1,018.65	1.24%	6.20

*          Expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

Harding, Loevner Funds, Inc.

Expense Example (continued)

April 30, 2007 (unaudited)

	Beginning Account Value Mar 26, 2007	Ending Account Value April 30, 2007	Annualized Expense Ratio	Expenses Paid During Period* (Mar 27, 2007 to April 30, 2007)
International Small Companies Portfolio
Actual	$1,000.00	$1,057.00	1.75%	$1.78
Hypothetical (5% annual return before expenses)	1,000.00	1,003.21	1.75%	1.73

*          Expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (36 days), and divided by the number of days in the year (365 days).

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2007 (unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	0.6%
Airlines	0.8
Automotive	1.8
Banks	15.0
Beverages, Food & Tobacco	4.3
Building Materials	2.2
Chemicals	3.3
Commercial Services & Supplies	6.8
Communications	12.4
Computers & Information	0.6
Cosmetics & Personal Care	0.7
Electric Utilities	1.3
Electrical Equipment	10.3
Energy Equipment & Services	1.6
Financial Services	6.7
Forest Products & Paper	0.8
Home Construction, Furnishings & Appliances	3.5
Insurance	1.7
Medical Supplies	0.5
Metals & Mining	5.6
Oil & Gas	11.6
Pharmaceuticals	1.9
Real Estate	0.9
Retailers	3.7
Transportation	3.3
Total Investments	101.9
Other Assets Less Liabilities	(1.9)*
Net Assets	100.0%

*          Breakout of other assets and liabilities may be found on page 8.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2007 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 94.1%
Brazil - 8.7%
Aracruz Celulose SA - Sponsored ADR (Forest Products & Paper)	276,700	$15,215,733
Brazil Realty SA (Real Estate)	1,550,692	16,261,996
Companhia de Bebidas das Americas - Preferred ADR (Beverages, Food & Tobacco)	352,700	20,604,734
Companhia Vale do Rio Doce - ADR (Metals & Mining)	1,229,150	49,915,781
Embraer Aircraft Corp. - ADR (Aerospace & Defense)	233,840	10,969,434
Natura Cosmeticos SA (Cosmetics & Personal Care)	1,033,600	12,162,395
Petroleo Brasileiro SA - ADR (Oil & Gas)	294,021	29,763,746
Wilson Sons Ltd. - GDR (Commercial Services & Supplies)	388,206	4,587,142
		159,480,961
Chile - 1.8%
Banco Santander - ADR (Banks)	363,944	17,978,834
Lan Airlines SA - Sponsored ADR (Airlines)†	198,700	14,534,905
		32,513,739
China - 9.9%
ASM Pacific Technology Ltd. (Electrical Equipment)	3,145,000	19,870,414
China Merchants Holdings International Co., Ltd. (Transportation)	5,263,600	23,347,134
China Mobile Ltd. - Sponsored ADR (Communications)	702,561	31,622,271
China Petroleum & Chemical Corp. - ADR (Oil & Gas)†	330,700	28,840,347
China Resources Enterprise (Financial Services)	7,270,000	24,398,541
China Shenhua Energy Co., Ltd. - Class H (Energy Equipment & Services)	11,919,500	29,562,406
Datang International Power Generation Co., Ltd. (Electric Utilities)	20,794,700	23,730,167
		181,371,280
Colombia - 0.7%
BanColombia SA - Sponsored ADR (Banks)	458,800	12,873,928
Czech Republic - 1.1%
Zentiva BV (Pharmaceuticals)	274,800	19,814,397
Egypt - 3.5%
Orascom Construction Industries (Commercial Services & Supplies)	289,190	33,743,905
Orascom Telecom Holding SAE - GDR (Communications)†	454,471	30,448,476
		64,192,381
Hong Kong - 0.4%
Wumart Stores Inc. - Class H (Retailers)*	8,228,000	6,531,995
India - 7.1%
Bajaj Auto Ltd. (Automotive)	193,700	11,430,692
Bharti Tele-Ventures Ltd. (Communications)#*	2,325,608	45,789,466
Container Corp. of India Ltd. (Transportation)	262,529	13,148,583
Gujarat Ambuja Cements Ltd. (Building Materials)	5,356,000	15,337,223
HDFC Bank Ltd. - ADR (Banks)†	277,597	20,161,870
ICICI Bank Ltd. (Banks)	864,700	18,004,151
ICICI Bank Ltd. - Sponsored ADR (Banks)†	140,000	5,728,800
		129,600,785
Indonesia - 3.1%
Perusahaan Gas Negara PT (Oil & Gas)	8,479,700	9,696,596
PT Bank Danamon Indonesia Tbk (Banks)	25,693,000	18,077,220

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2007 (unaudited) (continued)

Indonesia (continued)
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	635,050	$29,167,847
		56,941,663
Israel - 2.0%
Israel Chemicals Ltd. (Chemicals)	4,795,800	36,613,465
Malaysia - 2.4%
IOI Corp. Berhad (Chemicals)	3,130,000	22,896,006
Sime Darby Berhad (Commercial Services & Supplies)	8,033,000	21,471,955
		44,367,961
Mexico - 8.7%
America Movil SA de CV, Series L - ADR (Communications)	887,200	46,604,616
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	6,224,840	27,060,568
Grupo Modelo SA de CV, Series C (Beverages, Food & Tobacco)	3,641,100	18,767,528
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)*	8,854,700	36,989,246
Wal-Mart de Mexico SA de CV - ADR (Retailers)#†	742,807	29,219,428
		158,641,386
Philippines - 0.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	135,115	7,216,492
Poland - 3.0%
Bank Pekao SA (Banks)	260,400	24,292,727
Central European Distribution Corp. (Commercial Services & Supplies)*	648,300	19,286,925
Polski Koncern Naftowy Orlen SA (Oil & Gas)*	698,500	11,380,880
		54,960,532
Russia - 10.2%
Evraz Group SA, GDR, Reg S (Metals & Mining)	249,400	8,688,808
Lukoil - Sponsored ADR (Oil & Gas)	502,702	40,216,160
Mobile TeleSystems (Communications)	1,743,000	16,471,350
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	1,246,495	48,873,143
Pyaterochka Holding NV, GDR (Beverages, Food & Tobacco)*	690,100	20,867,289
Sberbank of Russia (Banks)	12,858	50,981,970
		186,098,720
South Africa - 9.9%
Aspen Pharmacare Holdings Ltd. (Medical Supplies)*	1,718,650	9,374,377
Bidvest Group Ltd. (Commercial Services & Supplies)	948,642	19,749,800
Impala Platinum Holdings, Ltd. (Metals & Mining)	1,336,616	42,965,632
Pretoria Portland Cement Co., Ltd. (Building Materials)	364,515	24,860,722
SABMiller plc (Beverages, Food & Tobacco)	791,000	18,758,879
Sasol Ltd. (Oil & Gas)	788,520	27,063,036
Standard Bank Group Ltd. (Banks)	706,069	11,030,653
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances)	7,596,963	26,793,374
		180,596,473
South Korea - 11.7%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Commercial Services & Supplies)	621,100	25,112,318
Hankook Tire Co., Ltd. (Automotive)	1,130,000	20,679,044
Hynix Semiconductor, Inc. (Electrical Equipment)*	541,500	18,532,942
Kookmin Bank - ADR (Banks)	281,228	25,259,899
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	53,259	12,415,027
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	161,311	49,285,017

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2007 (unaudited) (continued)

South Korea (continued)
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	173,900	$30,840,765
Shinsegae Co., Ltd. (Retailers)	45,500	30,896,918
		213,021,930
Taiwan - 5.5%
Advantech Co., Ltd. (Computers & Information)	3,868,621	11,356,113
Delta Electronics (Electrical Equipment)	8,277,076	25,836,501
Hon Hai Precision Industry Co., Ltd. (Electrical Equipment)	5,363,600	35,343,110
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	13,538,478	27,636,300
		100,172,024
Thailand - 1.1%
Siam Commercial Bank-Alien (Banks)	11,005,400	21,045,553
Turkey - 1.0%
Turkiye Is Bankasi (Banks)	3,922,999	18,541,066
United Kingdom - 0.8%
Hikma Pharmaceuticals plc (Pharmaceuticals)	1,961,700	14,867,718
United States - 1.1%
NII Holdings, Inc. (Communications)*	250,900	19,256,575
Total Common Stocks (Cost $1,176,764,666)		1,718,721,024
Preferred Stocks - 3.9%
Brazil - 3.0%
All America Latina Logistica SA (Transportation)	2,071,811	24,195,439
Banco Itau Holding Financeria SA - ADR (Banks)	785,726	30,313,309
		54,508,748
Russia - 0.9%
Transneft (Oil & Gas)	8,910	16,483,500
Total Preferred Stocks (Cost $34,726,395)		70,992,248

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2007 (unaudited) (continued)

Short Term Investments - 2.5%	Face Amount
Federal Home Loan Bank, 5.124%, due 06/12/07††	$6,177,153	$6,177,153
Federal Home Loan Bank, 5.13%, due 05/25/07††	6,193,762	6,193,762
Federal Home Loan Bank, 5.131%, due 06/22/07††	7,402,033	7,402,033
Federal Home Loan Bank, 5.142%, due 05/09/07††	4,405,052	4,405,052
Federal Home Loan Bank Mortgage Corporation, 5.129%, due 06/04/07††	9,274,857	9,274,857
Federal Home Loan Bank Mortgage Corporation, 5.151%, due 06/05/07††	9,271,997	9,271,997
Federal Home Loan Bank Mortgage Corporation, 5.184%, due 06/25/07††	3,109,238	3,109,238
Total Short Term Investments (Cost $45,834,092)		45,834,092
Repurchase Agreement - 1.4%
Morgan Stanley Repurchase Agreement, 5.303%, due 5/1/2007 in the amount of $26,183,416; issued 4/30/2007 (collateralized by $112,656,714 par of FHLB and FHLMC, 0.00% due 06/15/07-05/30/36, with an aggregate market value of $26,183,460) (Cost $25,670,016)††	25,670,016	25,670,016
Total Investments - 101.9% (Cost $1,282,995,169)		$1,861,217,380

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2007 (unaudited) (continued)

Value (1)
Liabilities, Net of Other Assets - (1.9)%
Cash	$27,302,995
Receivable for securities sold	19,613,225
Dividends and interest receivable	4,481,579
Foreign currency (cost $496,665)	496,477
Receivable for fund shares sold	2,353,277
Tax reclaim receivable	24,183
Prepaid expenses	12,516
Other assets	45,241
Collateral for securities loaned	(71,504,108)
Payable for fund shares redeemed	(2,518,261)
Payable to investment advisor	(1,606,268)
Payable for securities purchased	(12,457,255)
Other liabilities	(997,965)
(34,754,364)
Net Assets - 100%
Applicable to 38,697,254 outstanding $.001 par value shares (authorized 500,000,000 shares)	$1,826,463,016
Net Asset Value, Offering and Redemption Price Per Share	$47.20
Components of Net Assets as of April 30, 2007 were as follows:
Paid-in capital	$1,226,344,521
Accumulated undistributed net investment income	1,769,920
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	20,760,089
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	577,588,486
$1,826,463,016

Summary of Abbreviations
ADR	American Depository Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933
(1)	See Note 2 to Financial Statements
#	Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.
*	Non-income producing security.
†

All or a portion of this security was out on loan at April 30, 2007; the value of the securities loaned amounted to $68,199,125.The value of collateral amounted to $71,504,108 which consisted of cash equivalents.

††	Represents investments of security lending collateral.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2007 (unaudited)

Industry	Percentage of Net Assets
Banks	12.8%
Beverages, Food & Tobacco	13.5
Building Materials	1.9
Chemicals	5.1
Commercial Services & Supplies	7.8
Communications	3.1
Computer Software & Processing	2.8
Computers & Information	0.9
Electrical Equipment	14.8
Financial Services	14.2
Health Care Providers & Services	2.3
Heavy Machinery	4.7
Insurance	1.7
Medical Supplies	4.4
Oil & Gas	10.3
Pharmaceuticals	3.0
Real Estate	2.2
Retailers	2.0
Total Investments	107.5
Other Assets Less Liabilities	(7.5)*
Net Assets	100.0%

*          Breakout of other assets and liabilities may be found on page 13.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2007 (Unaudited) (continued)

	Shares	Value (1)
Common Stocks - 96.7%
Austria - 2.1%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	100,470	$8,057,838
Bermuda - 2.7%
Bunge Ltd. (Beverages, Food & Tobacco)†	134,030	10,154,113
Canada - 4.3%
EnCana Corp. (Oil & Gas)	151,582	7,950,476
Imperial Oil Ltd. (Oil & Gas)	214,490	8,157,055
		16,107,531
France - 10.5%
Air Liquide (Chemicals)	46,292	11,474,879
Dassault Systemes SA (Computer Software & Processing)	176,600	10,482,685
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	67,300	7,836,515
Schneider Electric SA (Electrical Equipment)†	68,660	9,672,342
		39,466,421
Germany - 3.6%
Fresenius AG (Health Care Providers & Services)	64,420	5,361,900
Qiagen NV (Commercial Services & Supplies)*†	471,250	8,401,487
		13,763,387
Hong Kong - 2.7%
Hutchison Whampoa Ltd. (Commercial Services & Supplies)	544,000	5,232,838
Li & Fung Ltd. (Commercial Services & Supplies)	1,670,200	5,141,711
		10,374,549
India - 1.3%
HDFC Bank Ltd. (Banks)	199,850	4,955,980
Indonesia - 1.0%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	84,710	3,890,730
Ireland - 2.0%
CRH PLC (Building Materials)	168,302	7,358,834
Japan - 17.8%
Fanuc Ltd. (Electrical Equipment)	73,100	7,153,258
Hirose Electronics Co., Ltd. (Electrical Equipment)	39,000	4,745,239
Hoya Corp. (Electrical Equipment)	192,900	5,921,160
JSR Corp. (Chemicals)	350,300	7,845,590
Keyence Corp. (Electrical Equipment)	35,365	7,870,927
Kubota Corp. (Heavy Machinery)	773,300	7,290,739
Monex Beans Holdings Inc. (Computers & Information)	4,200	3,535,705
Nomura Holdings Inc. (Financial Services)	375,400	7,230,110
Sumitomo Realty & Development Co., Ltd. (Real Estate)	223,000	8,221,909

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2007 (Unaudited) (continued)

Japan (continued)
Yokogawa Electric Corp. (Electrical Equipment)	500,400	$7,358,023
		67,172,660
Mexico - 4.1%
America Movil SA de CV, Series L - ADR (Communications)	149,900	7,874,246
Wal-Mart de Mexico SA de CV - ADR (Retailers)	191,880	7,547,888
		15,422,134
Netherlands - 1.9%
Royal Numico NV (Beverages, Food & Tobacco)†	132,300	7,306,883
Poland - 1.4%
Bank Pekao SA - GDR (Banks)†	56,050	5,184,625
Russia - 1.4%
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	130,500	5,116,703
Singapore - 1.2%
DBS Group Holdings Ltd. (Banks)	315,083	4,367,420
South Africa - 1.9%
Sasol Ltd. (Oil & Gas)	213,100	7,313,870
South Korea - 1.7%
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	21,230	6,486,358
Spain - 2.6%
Banco Santander Central Hispano SA (Banks)	543,200	9,683,201
Sweden - 5.2%
Atlas Copco AB - Class A (Heavy Machinery)	274,900	10,434,947
Skandinaviska Enskilda Banken AB, Class A (Banks)	247,800	9,056,348
		19,491,295
Switzerland - 14.5%
Alcon Inc. (Medical Supplies)	56,650	7,643,784
Nestle SA - ADR (Beverages, Food & Tobacco)†	114,820	11,412,304
Nobel Biocare Holding AG (Medical Supplies)†	24,320	8,779,394
Roche Holding AG - Genusschein (Pharmaceuticals)	59,290	11,184,472
Swiss Re - Registered (Insurance)	69,500	6,552,459
UBS AG - Registered (Financial Services)	143,180	9,279,778
		54,852,191
Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	3,214,203	6,561,201
United Kingdom - 11.1%
BG Group PLC (Oil & Gas)	706,750	10,199,851
Standard Chartered plc (Banks)	225,490	6,990,249
Tesco PLC (Beverages, Food & Tobacco)	919,370	8,448,470

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2007 (Unaudited) (continued)

United Kingdom (continued)
Unilever PLC (Beverages, Food & Tobacco)	180,535	$5,650,317
WPP Group PLC (Commercial Services & Supplies)	718,530	10,639,733
		41,928,620
Total Common Stocks (Cost $214,101,456)		365,016,544
Preferred Stocks - 0.9%
Germany - 0.9%
Fresenius AG (Health Care Providers & Services)	41,300	3,492,818
Total Preferred Stocks (Cost $2,977,497)		3,492,818
Short Term Investments - 6.3%	Face Amount
Federal Home Loan Bank, 5.124%, due 06/12/07††	$3,216,597	3,216,597
Federal Home Loan Bank, 5.13%, due 05/25/07††	3,225,246	3,225,246
Federal Home Loan Bank, 5.131%, due 06/22/07††	3,854,423	3,854,423
Federal Home Loan Bank, 5.142%, due 05/09/07††	2,293,820	2,293,820
Federal Home Loan Mortgage Corporation, 5.129%, due 06/04/07††	4,829,649	4,829,649
Federal Home Loan Mortgage Corporation, 5.151%, due 06/05/07††	4,828,160	4,828,160
Federal Home Loan Mortgage Corporation, 5.184%, due 06/25/07††	1,619,058	1,619,058
Total Short Term Investments (Cost $23,866,953)		23,866,953
Repurchase Agreement - 3.6%
Morgan Stanley Repurchase Agreement, 5.303%, due 5/1/2007 in the amount of $13,634,357; issued 4/30/2007 (collateralized by $58,663,158 par of FHLB and FHLMC, 0.00% due 06/15/07-05/30/36 with an aggregate market value of $13,634,380) (Cost $13,367,017)††	13,367,017	13,367,017
Total Investments - 107.5% (Cost $254,312,923)		$405,743,332

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2007 (unaudited) (continued)

Value (1)
Liabilities, Net of Other Assets - (7.5)%
Receivable for securities sold	$12,280,739
Dividends and interest receivable	1,360,492
Foreign currency (cost $25,042)	24,939
Receivable for fund shares sold	5,379
Tax reclaim receivable	184,768
Prepaid expenses	5,985
Collateral for securities loaned	(37,233,970)
Payable for distribution fees	(7,315)
Payable for fund shares redeemed	(36,821)
Payable to investment advisor	(248,274)
Payable for securities purchased	(3,399,989)
Demand note payable	(1,029,921)
Other liabilities	(101,927)
(28,195,915)
Net Assets - 100%
Investor Class
Applicable to 703,841 outstanding $.001 par value shares (authorized 250,000,000 shares)	$13,706,088
Net Asset Value, Offering Price and Redemption Price Per Share	$19.47
Institutional Class
Applicable to 18,663,767 outstanding $.001 par value shares (authorized 250,000,000 shares)	$363,841,329
Net Asset Value, Offering Price and Redemption Price Per Share	$19.49
Components of Net Assets as of April 30, 2007 were as follows:
Paid-in capital	$203,690,631
Accumulated undistributed net investment income	1,030,278
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	21,440,296
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	151,386,212
$377,547,417

Summary of Abbreviations

ADR	American Depository Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
RegS	Security sold outside United States without registration under the Securities Act of 1933
(1)	See Note 2 to Financial Statements
*	Non-income producing security.
†

All or a portion of this security was out on loan at April 30, 2007; the value of the securities loaned amounted to $35,671,502. The value of collateral amounted to $37,233,970 which consisted of cash equivalents.

††	Represents investments of security lending collateral.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

April 30, 2007 (unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	1.7%
Automotive	5.2
Banks	4.4
Beverages, Food & Tobacco	9.1
Chemicals	7.5
Commercial Services & Supplies	10.6
Communications	2.4
Cosmetics & Personal Care	2.6
Electrical Equipment	11.4
Energy Equipment & Services	2.0
Environmental Controls	2.4
Financial Services	2.9
Forest Products & Paper	1.0
Health Care Providers & Services	1.1
Heavy Machinery	4.6
Household Products	0.9
Industrial - Diversified	3.5
Media	1.3
Medical Supplies	6.9
Oil & Gas	1.4
Pharmaceuticals	4.6
Retailers	3.4
Textiles & Apparel	6.1
Transportation	1.4
Total Investments	98.4
Other Assets Less Liabilities	1.6 *
Net Assets	100.0%

*          Breakout of other assets and liabilities may be found on page 18.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

April 30, 2007 (continued)

	Shares	Value (1)
Common Stocks - 97.0%
Australia - 7.8%
Bendigo Bank Ltd. (Banks)	1,200	$15,860
Coates Hire Ltd. (Commercial Services & Supplies)	4,645	20,312
Gloucester Coal Ltd. (Energy Equipment & Services)	9,187	36,780
Great Southern Ltd. (Forest Products & Paper)	11,140	18,759
K & S Corp., Ltd. (Transportation)	8,055	25,693
SAI Global Ltd. (Media)	7,426	23,831
		141,235
Austria - 2.4%
BWT AG (Environmental Controls)	350	22,278
Semperit AG Holding (Industrial - Diversified)	452	21,160
		43,438
Belgium - 1.5%
Sioen Industries NV (Textiles & Apparel)	2,040	27,314
Canada - 2.0%
Laurentian Bank of Canada (Banks)	600	17,429
Linamar Corp. (Automotive)	1,338	19,867
		37,296
China - 3.7%
Changmao Biochemical Engineering Co., Ltd.- Class H (Chemicals)	80,000	23,646
Chen Hsong Holdings Ltd. (Heavy Machinery)	30,000	19,487
CHT Holdings Ltd. (Household Products)	37,000	16,259
Dongfang Electrical Machinery Co., Ltd. (Electrical Equipment)	2,000	8,042
		67,434
Denmark - 1.2%
NKT Holding A/S (Industrial - Diversified)	250	21,913
Finland - 3.9%
Stockmann Oyj Abp, Class B (Retailers)	360	17,934
Vacon Oyj (Electrical Equipment)	571	23,204
Vaisala Oyj, Class A (Electrical Equipment)	575	30,523
		71,661
France - 9.0%
Boiron SA (Pharmaceuticals)	674	20,954
Petit Forestier (Automotive)	258	23,919
Robertet SA (Cosmetics & Personal Care)	170	30,621
Societe Industrielle D’Aviations Latecoere SA (Aerospace & Defense)	828	30,277
Toupargel-Agrigel (Beverages, Food & Tobacco)	546	28,937
Vilmorin & Cie (Beverages, Food & Tobacco)	260	28,974
		163,682
Germany - 8.6%
Bijou Brigitte Modische Accessoires AG (Retailers)	99	19,715
Carl Zeiss Meditec AG (Medical Supplies)	1,150	28,292
Drillisch AG (Communications)	1,840	20,110
IKB Deutsche Industriebank AG (Banks)	600	24,936
Muehlbauer Holding AG & Co. (Heavy Machinery)	520	21,257

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

April 30, 2007 (continued)

Germany (continued)
Rhoen-Klinikum AG (Health Care Providers & Services)	320	$19,243
SGL Carbon AG (Chemicals)*	615	23,879
		157,432
Hong Kong - 5.8%
Mainland Headwear Holdings Ltd. (Textiles & Apparel)	48,000	21,622
Pico Far East Holdings Ltd. (Commercial Services & Supplies)	94,000	21,269
Top Form International Ltd. (Textiles & Apparel)	92,000	13,595
Wasion Meters Group Ltd. (Electrical Equipment)	58,000	26,798
Yip’s Chemical Holdings Ltd. (Chemicals)	42,000	23,055
		106,339
Ireland - 1.3%
United Drug plc (Pharmaceuticals)	4,200	22,969
Italy - 5.3%
Cembre S.p.A (Electrical Equipment)	1,880	21,979
SABAF S.p.A (Electrical Equipment)	606	24,481
Sirti S.p.A (Communications)	6,750	24,059
Sol S.p.A (Chemicals)	3,457	26,115
		96,634
Japan - 14.5%
AISAN INDUSTRY Co., Ltd. (Automotive)	1,700	18,612
ASKUL Corp. (Retailers)	800	14,136
C. Uyemura & Co., Ltd. (Chemicals)	300	18,434
Daiseki Co., Ltd. (Commercial Services & Supplies)	1,480	28,589
LINTEC Corp. (Chemicals)	1,000	20,843
MIURA Co., Ltd. (Heavy Machinery)	900	24,422
NAGAILEBEN Co., Ltd. (Textiles & Apparel)	800	16,133
NAKANISHI Inc. (Medical Supplies)	200	23,454
Pasona Inc. (Commercial Services & Supplies)	10	20,802
PIGEON Corp. (Cosmetics & Personal Care)	1,100	16,519
Saint Marc Holdings Co., Ltd. (Retailers)	200	10,810
TSUMURA & Co. (Pharmaceuticals)	1,000	22,379
Yamatake Corp. (Electrical Equipment)	1,200	28,468
		263,601
Malaysia - 2.5%
Kotra Industries Berhad (Pharmaceuticals)	39,000	17,910
United Plantations Berhad (Beverages, Food & Tobacco)	7,400	27,931
		45,841
Mexico - 1.1%
Gruma SA de CV, Class B (Beverages, Food & Tobacco)	5,900	19,744
Netherlands - 2.6%
Brunel International (Commercial Services & Supplies)	660	22,204
Kas Bank NV (Financial Services)	700	24,746
		46,950
Singapore - 5.6%
Goodpack Ltd. (Commercial Services & Supplies)	24,000	25,136
KS Energy Services Ltd. (Oil & Gas)	12,000	24,437
Tat Hong Holdings Ltd. (Commercial Services & Supplies)	26,000	28,911

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

April 30, 2007 (continued)

Singapore (continued)
United Test and Assembly Center Ltd. (Electrical Equipment)*	40,000	$23,307
		101,791
Spain - 1.0%
Construcciones y Auxiliar de Ferrocarriles SA (Heavy Machinery)	60	19,073
Sweden - 3.8%
Cloetta Fazer AB, Class B (Beverages, Food & Tobacco)	450	17,369
KABE Husvagnar AB, Class B (Industrial - Diversified)	1,100	19,842
Mekonomen AB (Automotive)	1,500	32,786
		69,997
Switzerland - 2.4%
Lem Holding SA (Electrical Equipment)	90	21,328
Valiant Holding (Banks)*	150	21,801
		43,129
Thailand - 0.9%
Khon Kaen Sugar Industry plc (Beverages, Food & Tobacco)*	58,900	15,837
United Kingdom - 10.1%
Alexandra plc (Textiles & Apparel)	10,415	32,237
Corin Group plc (Medical Supplies)	2,947	25,190
Fonebak plc (Environmental Controls)	13,600	21,271
Hamworthy KSE (Commercial Services & Supplies)	2,530	26,324
PayPoint plc (Financial Services)	1,969	28,076
Robert Wiseman Dairies plc (Beverages, Food & Tobacco)	3,043	27,723
Synergy Healthcare plc (Medical Supplies)	1,480	22,860
		183,681
Total Common Stocks (Cost $1,677,940)		1,766,991
Preferred Stocks - 1.4%
Germany - 1.4%
Draegerwerk AG (Medical Supplies)	265	25,375
Total Preferred Stocks (Cost $23,877)		25,375
Total Investments - 98.4% (Cost $1,701,817)		$1,792,366

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of  Net Assets

April 30, 2007 (unaudited) (continued)

Value (1)
Other Assets, Net of Liabilities - 1.6%
Cash	$19,354
Receivable from Investment Advisor	7,645
Dividends and interest receivable	2,162
Foreign currency (cost $9,754)	9,728
Tax reclaim receivable	113
Other assets	7,077
Payable for distribution fees	(392)
Payable for securities purchased	(9,646)
Other liabilities	(6,622)
29,419
Net Assets - 100%
Investor Class
Applicable to 172,292 outstanding $.001 par value shares (authorized 250,000,000 shares)	$1,821,785
Net Asset Value, Offering Price and Redemption Price Per Share	$10.57
Components of Net Assets as of April 30, 2007 were as follows:
Paid-in capital	$1,730,588
Accumulated undistributed net investment income	1,141
Accumulated undistributed net realized loss on investments and foreign currency-related transactions	(466)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	90,522
$1,821,785

Summary of Abbreviations

(1)                   See Note 2 to Financial Statements

*                             Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations

Six Months Ended April 30, 2007 (unaudited)

	Emerging	International	International Small
	Markets	Equity	Companies
	Portfolio	Portfolio	Portfolio
Investment Income
Interest	$511,228	$181,395	$694
Dividends (net of foreign withholding taxes of $1,628,865, $321,343 and $494 respectively)	14,029,038	2,671,780	3,193
Securities lending income	132,689	38,596	—
Total investment income	14,672,955	2,891,771	3,887
Expenses
Investment advisory fees (Note 3)	10,264,317	1,403,856	1,961
Administration fees (Note 3)	446,387	108,875	581
Distribution fees, Investor Class	—	14,595	392
Custodian and accounting fees (Note 3)	891,909	146,339	4,064
Directors’ fees and expenses (Note 3)	42,699	10,240	7
Shareholder record keeping fees	38,262	35,994	2,903
Printing and postage fees	130,952	34,669	20
State registration filing fees	34,625	19,710	164
Professional fees	99,510	36,476	3,118
Other fees and expenses	953,404	50,849	549
Total expenses	12,902,065	1,861,603	13,759
Waiver of investment advisory fee (Note 3)	—	—	(11,013)
Net expenses	12,902,065	1,861,603	2,746
Net investment income	1,770,890	1,030,168	1,141
Realized and Unrealized Gain (Loss) (Note 4)
Net realized gain (loss) —
Investment transactions	30,218,217	22,339,227	—
Foreign currency transactions	(603,618)	(89,397)	(466)
Net realized gain	29,614,599	22,249,830	(466)
Change in unrealized appreciation (depreciation) —
Investments	209,418,232	20,797,113	90,549
Translation of assets and liabilities denominated in foreign currencies	(40,162)	(42,826)	(27)
Net change in unrealized appreciation	209,378,070	20,754,287	90,522
Net realized and unrealized gain	238,992,669	43,004,117	90,056
Net Increase in Net Assets Resulting from Operations	$240,763,559	$44,034,285	$91,197

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets

	Emerging Markets Portfolio
	Six Months Ended April 30, 2007 (unaudited)	Year Ended October 31, 2006
Increase in Net Assets From Operations
Net investment income	$1,770,890	$7,901,843
Net realized gain (loss) on investments and foreign currency transactions	29,614,599	(12,967,818)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	209,378,070	277,678,965
Net increase in net assets resulting from operations	240,763,559	272,612,990
Distributions to Shareholders from:
Net investment income	(861,705)	(2,386,155)
Net realized gain from investments and foreign currency-related transactions	0	(1,527,250)
Total distributions to shareholders	(861,705)	(3,913,405)
Transactions in Shares of Common Stock
Proceeds from sale of shares	367,452,782	1,071,514,244
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	788,488	3,710,264
Cost of shares redeemed	(234,361,492)	(583,279,980)
Redemption fees	213,247	856,448
Net Increase in Net Assets from Fund Share Transactions	134,093,025	492,800,976
Net Increase in Net Assets	373,994,879	761,500,561
Net Assets
At beginning of period	1,452,468,137	690,967,576
At end of period	$1,826,463,016	$1,452,468,137
Accumulated Undistributed Net Investment Income Included in Net Assets	$1,769,920	$860,735

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	International Equity Portfolio
	Six Months
	Ended	Year Ended
	April 30,	October 31,
	2007	2006
	(unaudited)
Increase in Net Assets From Operations
Net investment income	$1,030,168	$2,398,346
Net realized gain on investments and foreign currency transactions	22,249,830	26,617,595
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	20,754,287	48,831,422
Net increase in net assets resulting from operations	44,034,285	77,847,363
Distributions to Shareholders from:
Net investment income
Investor Class	(35,003)	(10,374)
Institutional Class	(1,773,830)	(1,514,373)
Net realized gain from investments and foreign currency-related transactions
Investor Class	(740,613)	(1,829)
Institutional Class	(24,669,178)	(252,725)
Total distributions to shareholders	(27,218,624)	(1,779,301)
Transactions in Shares of Common Stock
Proceeds from sale of shares
Investor Class	3,745,995	9,132,750
Institutional Class	12,749,321	49,366,216
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	723,002	10,881
Institutional Class	25,144,499	1,601,590
Cost of shares redeemed
Investor Class	(1,219,177)	(703,793)
Institutional Class	(34,261,471)	(82,366,219)
Redemption fees
Investor Class	0	1,097
Institutional Class	233	1,286
Net Increase (Decrease) in Net Assets from Fund Share Transactions	6,882,402	(22,956,192)
Net Increase in Net Assets	23,698,063	53,111,870
Net Assets
At beginning of period	353,849,354	300,737,484
At end of period	$377,547,417	$353,849,354
Accumulated Undistributed Net Investment Income Included in Net Assets	$1,030,278	$1,808,943

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

International Small Companies Portfolio
For the Period from March 26, 2007 to April 30, 2007
Increase (Decrease) in Net Assets From Operations
Net investment income	$1,141
Net realized loss on investments and foreign currency transactions	(466)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	90,522
Net increase in net assets resulting from operations	91,197
Transactions in Shares of Common Stock
Proceeds from sale of shares
Investor Class	1,730,588
Net Increase in Net Assets from Fund Share Transactions	1,730,588
Net Increase in Net Assets	1,821,785
Net Assets
At beginning of period	0
At end of period	$1,821,785
Accumulated Undistributed Net Investment Income Included in Net Assets	$1,141

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

	Emerging Markets Portfolio
	For the
	Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	April 30, 2007		Oct. 31, 2006	Oct. 31, 2005	Oct. 31, 2004	Oct. 31, 2003	Oct. 31, 2002
	(Unaudited)
Per Share Data
Net Asset Value, Beginning of Period	$40.67		$30.41	$22.31	$18.16	$12.49	$11.88
Increase in Net Assets from Operations
Net investment income	0.04		0.22	0.11	0.07	0.07	0.04
Net realized and unrealized gain on investments and foreign currency-related transactions	6.51		10.19	8.43	4.12	5.60	0.58
Net increase from investment operations	6.55		10.41	8.54	4.19	5.67	0.62
Distributions to Shareholders from:
Net investment income	(0.02)		(0.09)	(0.02)	(0.04)	—	(0.01)
Net realized gain from investments and foreign currency-related transactions	—		(0.06)	(0.42)	—	—	—
Total distributions	(0.02)		(0.15)	(0.44)	(0.04)	—	(0.01)
Net Asset Value, End of Period	$47.20		$40.67	$30.41	$22.31	$18.16	$12.49
Total Return	16.12	%(B)	34.29%	38.76%	23.09%	45.40%	5.22%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,826,463		$1,452,468	$690,968	$66,805	$29,657	$10,116
Net expenses to average net assets	1.57	%(A)	1.63%	1.68%	1.75%	1.75%	1.75%
Net investment income to average net assets	0.22	%(A)	0.61%	0.87%	0.51%	0.76%	0.19%
Decrease reflected in above expense ratios due to expense reductions	—	(A)	—	—	0.02%	0.08%	0.39%
Portfolio turnover rate	13	%(B)	59%	36%	40%	58%	43%

(A)                 Annualized.

(B)                 Not Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	International Equity Portfolio - Investor Class
	For the Six Months Ended April 30, 2007 (Unaudited)		For the Year Ended Oct. 31, 2006	For the Period Ended Oct. 31, 2005(1)
Per Share Data
Net Asset Value, Beginning of Period	$18.65		$14.91	$15.63
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	0.03		0.11 (2)	(0.00	)*
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.19		3.71	(0.72)
Net increase (decrease) from investment operations	2.22		3.82	(0.72)
Distributions to Shareholders from:
Net investment income	(0.06)		(0.07)	—
Net realized gain from investments and foreign currency-related transactions	(1.34)		(0.01)	—
Total distributions	(1.40)		(0.08)	—
Net Asset Value, End of Period	$19.47		$18.65	$14.91
Total Return	12.32	%(B)	25.74%	(4.61	)%(B)
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,706		$9,884	$510
Net expenses to average net assets	1.24	%(A)	1.25%	1.25	%(A)
Net investment income (loss) to average net assets	0.41	%(A)	0.61%	(1.25	)%(A)
Decrease reflected in above expense ratios due to expense reductions	—	(A)	0.01%	0.08	%(A)
Portfolio turnover rate	13	%(B)	35%	38	%(B)

(1)                 For the period September 30, 2005 (commencement of operations) through October 31, 2005.

(2)                 Computed using average shares outstanding throughout the year.

*                           Rounds to less than $(0.01).

(A)              Annualized.

(B)               Not Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	International Small Companies Portfolio — Investor Class
	For the Period Ended Apr. 30, 2007 (Unaudited)(1)
Per Share Data
Net Asset Value, Beginning of Period	$10.00
Increase in Net Assets from Operations
Net investment income	0.01
Net realized and unrealized gain on investments and foreign currency-related transactions	0.56
Net increase from investment operations	0.57
Net Asset Value, End of Period	$10.57
Total Return	5.70	%(B)
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,822
Net expenses to average net assets	1.75	%(A)
Net investment income to average net assets	0.73	%(A)
Decrease reflected in above expense ratios due to expense reductions	7.02	%(A)
Portfolio turnover rate	—

(1)	For the period from March 26, 2007 (commencement of operations) through April 30, 2007.
(A)	Annualized.
(B)	Not Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2007 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end diversified management investment company. The Fund currently has five Portfolios (individually, “Portfolio”), all of which were active as of April 30, 2007: International Equity Portfolio (“International Equity”); Global Equity Portfolio (“Global Equity”); Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”); Emerging Markets Portfolio (“Emerging Markets”); and International Small Companies Portfolio (“International Small Companies”). As of April 30, 2007 there were no assets held in the International Small Companies Institutional Class. Emerging Markets, International Equity, and International Small Companies (collectively, “Portfolios”) are presented hereinafter. The investment objective of each Portfolio is as follows: Emerging Markets—to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; International Equity—to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; International Small Companies—seeks long-term capital appreciation through investments in equity securities of small companies based outside the United States.

Institutional Emerging Markets commenced operations on October 17, 2005. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.’s Global Equity L.P., a limited partnership, in a tax-free reorganization. International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding, Loevner Management, L.P.’s AMT Capital Fund, Inc. Effective August 5, 2005, International Equity launched the Investor Class Shares and converted existing shareholders to the Institutional Class. Investor Class of International Equity commenced operations on September 30, 2005. Investor Class of International Small Companies commenced operations on March 26, 2007. Effective August 5, 2005, Global Equity launched the Investor Class shares and converted existing shareholders to the Institutional Class. Investor Class of Global Equity and Institutional Class of International Small Companies have not yet commenced operations.

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board of Directors (the “Board”) of the Fund has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of funds and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

2. Summary of Significant Accounting Policies (continued)

financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the calculation of the Portfolio’s net asset value and such significant event has a material impact on the Portfolio’s net asset value per share (i.e., more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of April 30, 2007, there were two securities in the Portfolios which required valuation by the Board or its delegate. The Fund has implemented additional fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another additional fair valuation methodology is appropriate.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio’s operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either equitably or based on their average daily net assets.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

2. Summary of Significant Accounting Policies (continued)

amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Security Lending

Each Portfolio is authorized to lend securities from its investment portfolio to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. The loans will be terminable at any time by the Fund and the Portfolio will then receive the loaned securities within five days. During the period of such a loan, the Portfolio receives an agreed upon portion of the income on the loaned securities and/or a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earn either interest on the investment of the cash collateral or fee income if the loan is collateralized with securities rather than cash. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Although the Fund is indemnified by IBT, which acts as the lending agent, should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers which are approved by the Board and are deemed by Investment Advisor to be of good financial standing. A Portfolio may invest cash collateral it receives in connection with a loan of securities in securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios’ investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law. Net amounts earned from security lending activities are disclosed on the Statement of Net Assets. Amounts loaned and held as collateral are disclosed on the Statement of Net Assets.

3. Significant Agreements and Transactions with Affiliates

The Board has approved investment advisory agreements (the “Agreements”) with the Investment Advisor. The advisory fees are computed daily at an annual rate of 1.25%, 0.75%, and 1.25% of the average daily net assets of Emerging Markets, International Equity and International Small Companies, respectively.

The Investment Advisor has voluntarily agreed to reduce its fee to the extent that aggregate expenses (exclusive of brokerage commissions, other investment expenses, interest on borrowings, taxes and extraordinary expenses) exceed an annual rate of 1.75%, 1.25%, 1.75%, respectively, of the average daily net assets of Emerging Markets, International Equity and International Small Companies. For the period ended April 30, 2007, the Investment Advisor voluntarily waived $11,013 in investment advisory fees only from International Small Companies.

Quasar Distributors, LLC serves as the non-exclusive Distributor of each class of the Fund’s shares. The Fund has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Investor Class shares of International Equity, Global Equity, and International Small Companies. Under the terms of the plan, each Portfolio compensates respectively, the distributor at a rate equal to .25% of the average daily net assets of the Portfolio attributable to its Investor Class shares for distribution and related services.

In addition, the Fund has an administration agreement with Investors Bank & Trust Company (“IBT”), which provides certain accounting, clerical and bookkeeping services, corporate secretarial services, assistance in the preparation and filing of tax returns and reports to shareholders and the SEC, transfer agency services, chief compliance officer services, and the service of some IBT employees as officers serving the board of directors. Under this agreement, and Emerging Markets, International Equity, and International Small Companies incurred $1,457,417, $310,643, and $7,557 respectively, for the period ended April 30, 2007.

IBT serves as transfer agent, dividend disbursing agent and agent in connection with any accumulation, open- account or similar plans provided to the shareholders of the Portfolios.

The Fund has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold the Fund’s shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

3. Significant Agreements and Transactions with Affiliates (continued)

to the Fund arising from the intermediaries’ assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio is authorized to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries’ fees is paid by the Investment Advisor. Because of voluntary caps on the Portfolio’s fees and expenses, the Investment Advisor paid all or a portion of each Portfolio’s share of these fees during the period ended April 30, 2007.

4. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the period ended April 30, 2007, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Emerging Markets	$336,021,236	$209,694,938
International Equity	46,211,410	66,629,792
International Small Companies	1,701,817	—

The cost of investments for federal income tax purposes and the components of net unrealized appreciation on investments at April 30, 2007, for each of the Portfolios were as follows:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net	Cost
Emerging Markets	$574,585,478	$4,347,659	$570,237,819	$1,290,969,561
International Equity	153,056,596	2,161,684	150,894,912	254,848,420
International Small Companies	115,642	25,093	90,549	1,701,817

5. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign Portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on April 30, 2007.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

6. Capital Share Transactions

Transactions in capital stock for Emerging Markets were as follows for the periods indicated:

	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	8,279,875	$367,452,782	28,942,408	$1,071,514,244
Shares issued upon reinvestment of dividends	17,994	788,488	107,486	3,710,264
	8,297,869	368,241,270	29,049,894	1,075,224,508
Shares redeemed	(5,314,000)	(234,361,492)	(16,060,400)	(583,279,980)
Net increase	2,983,869	$133,879,778	12,989,494	$491,944,528

Transactions in capital stock for International Equity Investor Class were as follows for the periods indicated:

	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	199,667	$3,745,995	535,963	$9,132,750
Shares issued upon reinvestment of dividends	39,230	723,002	671	10,881
	238,897	4,468,997	536,634	9,143,631
Shares redeemed	(65,107)	(1,219,177)	(40,793)	(703,793)
Net increase	173,790	$3,249,820	495,841	$8,439,838

Transactions in capital stock for International Equity Institutional Class were as follows for the periods indicated:

	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	670,717	$12,749,321	2,853,706	$49,366,216
Shares issued upon reinvestment of dividends	1,363,585	25,144,499	98,724	1,601,590
	2,034,302	37,893,820	2,952,430	50,967,806
Shares redeemed	(1,781,270)	(34,261,471)	(4,686,560)	(82,366,219)
Net increase (decrease)	253,032	$3,632,349	(1,734,130)	$(31,398,413)

Transactions in capital stock for International Small Companies Investor Class were as follows for the periods indicated:

	Period From March 26, 2007 to April 30, 2007 (Unaudited)
	Shares	Amount
Shares sold	172,292	$1,730,588
Shares issued upon reinvestment of dividends	—	—
	172,292	1,730,588
Shares redeemed	—	—
Net increase	172,292	$1,730,588

Redemptions made within 90 days of purchase maybe subject to a redemption fee equal to 2% of the amount redeemed. For April 30, 2007, Emerging Markets received $213,247 and International Equity Investor Class received $0 in redemption fees,

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

6. Capital Share Transactions (continued)

respectively, related to transactions in shares of common stock as disclosed in the Portfolios’ Statements of Changes in Net Assets.

7. Concentration of Ownership

At April 30, 2007, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio or for the share classes listed of each Portfolio was as follows:

	No. of	%
	Shareholders	Ownership
Emerging Markets Portfolio	1	74	%**
International Equity Portfolio, Institutional Class	2	34	%*
International Small Companies	1	63%

*          Represents percentage ownership of Institutional Class only; these two shareholders owned approximately 34% of the Portfolio’s net assets as a whole.

**    Represents omnibus position of broker-dealer representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

8. Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio may engage in repurchase transactions with parties selected on the basis of such party’s creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

9. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which International Equity and Emerging Markets are authorized to invest.

10. Line of Credit

The Fund participates in a $50 million line of credit agreement with IBT. Borrowings will be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate there is no assurance that an individual Portfolio will have access to the entire $50 million at any particular time. Borrowings for International Equity are limited to the lesser of the remaining available credit or 15% of net assets. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a commitment fee computed at an annual rate of 0.10% on the line of credit is allocated among the Portfolios. During the period ended April 30, 2007, International Equity Portfolio had borrowings on two days, the maxium being $1,029,921.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

11. Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109”. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will significantly impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios’ Form N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund’s proxy voting record relating to the Portfolios’ securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.hardingloevner.com and on the SEC’s website at www.sec.gov, on Form N-PX.

Proxy Voting Policies and Procedures

A description of the Fund proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC’s website at www.sec.gov.

HARDING, LOEVNER FUNDS, INC.

Officers, Directors and Other Pertinent Information

OFFICERS AND DIRECTORS

Jane A. Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

R. Kelly Doherty

Director of the Funds

Raymond J. Clark

Director of the Funds

David R. Loevner

Director, President and Chairman

of the Board of the Funds

Susan C. Mosher

Chief Compliance Officer and

Anti-Money Laundering

Compliance Officer of the Funds

Richard Reiter

Vice President

Puran Dulani

Chief Financial Officer and

Treasurer of the Funds

Brendan J. O’Neill

Assistant Treasurer of the Funds

Rainer L. C. Frost

Secretary of the Funds

Brian C. Poole

Assistant Secretary of the Funds

INVESTMENT ADVISOR

Harding, Loevner Management, L.P.

50 Division Street, Suite 401

Somerville, NJ 08876

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND FUND ACCOUNTING AGENT

State Street Bank & Trust Co.

OPS 22

One Lincoln Street

Boston, MA 02111

TRANSFER AND DIVIDEND DISBURSING AGENT

State Street Bank & Trust Co.

OPS 22

One Lincoln Street

Boston, MA 02111

LEGAL COUNSEL

Dechert LLP

30 Rockefeller Plaza

New York, NY 10112

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, PA 19103-2499

This report is intended for shareholders of Harding Loevner Funds. It may not be used as sales literature unless preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

HLFSANINV-G

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.  Schedule of Investments

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-end Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Section 302 Certification letters are attached.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ David R. Loevner
David R. Loevner, President
Date: June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Loevner
David R. Loevner, President
Date: June 21, 2007

By:	/s/ Puran Dulani
Puran Dulani, Treasurer and Chief Financial Officer
Date: June 21, 2007